Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Western Asset SMASh Series Core Plus Completion Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series Core Plus Completion Fund
Account Value	$ 10,478	$ 10,873	$ 10,126	$ 14,285	$ 14,250	$ 14,010	$ 11,744	$ 12,075	$ 11,047	$ 10,045	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000